Organization and principal activities	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Organization and principal activities

Note 1 — Organization and principal activities

JIADE LIMITED is a holding company that was incorporated under the laws of the Cayman Islands on February 20, 2023. JIADE LIMITED and its subsidiaries (collectively referred to as the “Company”) specialize in providing one-stop comprehensive education supporting services to adult education institutions, through a wide range of software platform and auxiliary solutions. Auxiliary solutions encompass exam administration services and teaching support services throughout the entire teaching cycle. Specifically, the Company offers pre-enrollment guidance on school/major selection and application strategy development, training for entrance exams, and assistance in the application process. The Company also provides offline tutoring, exam administration services, guidance on graduation thesis, and social practice assistance included in the one-stop comprehensive education supporting services in the People’s Republic of China (“China” or the “PRC”).

JIADEZHIGAO Limited (“Jiadezhigao HK”) was incorporated in accordance with the laws and regulations of Hong Kong on March 30, 2023 and is a wholly owned subsidiary of the Company.

Shenzhen Kebiao Technology Co., Ltd. (“Shenzhen Kebiao”) was incorporated in China on May 23, 2023 and a wholly owned subsidiary of Jiadezhigao HK.

Sichuan Jiade Zhigao Technology Co., Ltd. (“Jiade Zhigao”) was incorporated in China on May 6, 2022 and has been controlled by Mr. Yuan Li and Ms. Zhirong Zhou.

Sichuan Kebiao Technology Co., Ltd. (“Kebiao Technology”), a limited liability company established in Chengdu City, Sichuan Province, China on April 28, 2020, which has been controlled by Mr. Yuan Li and Ms. Zhirong Zhou since inception.

Wismass International Holdings Limited (“WISMASS HK”) was incorporated in accordance with the laws and regulations of Hong Kong on October 24, 2022 and is a wholly owned subsidiary of Wismass International Holdings Limited (BVI) (“WISMASS BVI”). WISMASS BVI was incorporated in accordance with the laws and regulations of British Virgin Islands on August 17, 2022.

Reorganization

In preparation of the Company’s initial public offering (“IPO”) in the United States, the following transactions were undertaken to reorganize the legal structure of the Company. The Company was incorporated in connection with a group reorganization (the “Reorganization”).

On December 14, 2022, Kebiao Technology and Jiade Zhigao entered into an equity purchase agreement with Kebiao Technology’s shareholders, through which Kebiao Technology became a wholly owned subsidiary of Jiade Zhigao. On June 7, 2023, Shenzhen Kebiao acquired an aggregate of 82% of the equity interests in Jiade Zhigao from Mr. Yuan Li, Ms. Zhirong Zhou, Sichuan Zhongtaizhigao Information Technology Consulting Partnership, and Sichuan Jiaduozhigao Information Technology Consulting Partnership in exchange for newly issued 1% of the equity interest in Shenzhen Kebiao, through an equity transfer agreement. As a result, Shenzhen Kebiao was 99% owned by Jiadezhigao HK, with the remaining 1% collectively owned by Mr. Yuan Li, Ms. Zhirong Zhou, Sichuan Zhongtaizhigao Information Technology Consulting Partnership, and Sichuan Jiaduozhigao Information Technology Consulting Partnership.

Note 1 — Organization and principal activities (continued)

Reorganization (continued)

On November 30, 2022, WISMASS HK entered into a share transfer agreement with Yuan Li, who was then the 51.33% owner of Jiade Zhigao, to acquire 9% of the equity interests in Jiade Zhigao from Mr. Yuan Li for a total consideration of RMB180,000. On May 26, 2023, WISMASS HK entered into a share subscription agreement with Jiade Zhigao to purchase newly issued 9.8901% of the equity interests in Jiade Zhigao with a total consideration of RMB751,648, through which WISMASS HK totally has 18% equity interest in Jiade Zhigao. On June 30, 2023, Jiade Cayman entered into a share swap agreement with WISMASS BVI to acquire 100% of the equity interests in WISMASS HK from WISMASS BVI in exchange for 4,035,471 newly issued ordinary shares of Jiade Cayman, through which WISMASS HK became a wholly owned subsidiary of the Company and WISMASS BVI has 18.1488% equity interest in the Company.

As all the entities involved in the process of the Reorganization are under common ownership of Jiade Zhigao’s shareholders before and after the Reorganization, the Reorganization is accounted for in a manner similar to a pooling of interests with the assets and liabilities of the parties to the Reorganization carried over at their historical amounts.

Therefore, the accompanying consolidated financial statements were prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented.

As of December 31, 2023 and 2024, the Company’s consolidated financial statements reflected the activities for each of the following entities.

			% of	% of
	Date of	Place of	Ownership as of	Ownership as of
Name of Entity	Incorporation	Incorporation	December 31, 2024	December 31, 2023	Principal Activities
JIADE Limited	February 20, 2023	Cayman Islands	NA	NA	Investment Holding
JIADEZHIGAO Limited (“Jiadezhigao HK”)	March 30, 2023	Hong Kong	100%	100%	Investment Holding
WISMASS International Holdings Limited (“WISMASS HK”)	October 24, 2022	Hong Kong	100%	100%	Investment Holding
Shenzhen Kebiao Technology Co., Ltd (“Shenzhen Kebiao”)	May 23, 2023	PRC	99.95%	99%	Providing one-stop comprehensive education supporting services
Sichuan Jiadezhigao Technology Limited (“Jiade Zhigao”)	May 6, 2022	PRC	99.96%	99.18%	Providing one-stop comprehensive education supporting services
Sichuan Kebiao Technology Co., Ltd. (“Kebiao Technology”)	April 28, 2020	PRC	99.96%	99.18%	Providing one-stop comprehensive education supporting services